NVIT Jacobs Levy Large Cap Growth Fund Annual Fund Operating Expenses - NVIT Jacobs Levy Large Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.70%
Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.95%